LEASE LIABILITY (Disclosure of lease liability) (Details) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Lease liabilities [abstract]
Lease liability	$ 333,727	$ 484,856
Less: current portion	(171,990)	(151,129)
Long-term portion	$ 161,737	$ 333,727